Biological Assets (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of reconciliation of changes in the carrying amount of biological assets

Balance - October 31, 2016	$-
Add: Purchase of cannabis seeds	3,200
Add: Purchased mothers & clones	753
Add: Purchased cannabis plants	363,565
Change in fair value less costs to sell due to biological transformation	985,515
Transferred to inventory upon harvest	(1,342,597)

Balance - October 31, 2017	10,436
Add: Purchase of cannabis seeds	-
Add: Purchased mothers & clones	-
Add: Purchased cannabis plants	521,949
Change in fair value less costs to sell due to biological transformation	541,352
Transferred to inventory upon harvest	(924,120)

Balance - October 31, 2018	$149,617